Property, Plant and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,865		$ 7,865		$ 4,988	$ 4,683
Less: Accumulated depreciation and amortization	(1,645)		(1,645)		(1,483)	(1,228)
Property, plant and equipment, net	6,220		6,220		3,505	3,455
Depreciation and amortization expense related to property, plant and equipment	115	86	200	172	345	365	344
Rent Expense					94	77	76
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	461		461		464	456
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,987		1,987		1,040	1,028
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)			4 years		4 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)			40 years		40 years
Machinery, Equipment, and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,189		4,189		2,565	2,371
Machinery, Equipment, and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)			1 year		1 year
Machinery, Equipment, and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)			30 years		30 years
Assets Leased to Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	621		621		509	482
Assets Leased to Others [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)			15 years		15 years
Assets Leased to Others [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)			39 years		39 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 607		$ 607		$ 410	$ 346